Supplemental Operations Statement Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Supplemental Operations Statement and Cash Flow Information [Abstract]
Advertising and promotion expense	$ 121.8	$ 118.4	$ 126.4
Repair and maintenance expenses	58.6	41.6	38.6
Research and development expense	10.2	8.6	7.9
Rent expense	11.3	4.8	4.1
Interest Paid	143.3	76.3	33.7
Income Taxes Paid	11.9	25.5	35.8
Intercompany interest paid	$ 0	$ 0	$ 17.7